Transactions and balances with related parties (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Revenue from sale of goods, related party transactions	$ 188,981	$ 8,840	$ 48,367
Amounts receivable, related parties transactions	13,674	99	326
Amounts payable, related party transactions	76,704	147,514	55,252
Vimifos, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	9,323	8,812	47,344
Amounts receivable, related parties transactions	785	99	326
Purchases of goods, related party transactions	582,458	557,490	392,226
Amounts payable, related party transactions	41,399	103,371	12,830
Frescopack, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	58		10
Amounts receivable, related parties transactions	58	0
Purchases of goods, related party transactions	148,210	193,396	179,357
Amounts payable, related party transactions	26,233	28,951	29,537
Maquinaria agricola, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	5	64	64
Purchases of property and other assets, related party transactions	0	0	793
Autos y accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	124	4,712	57
Purchases of property and other assets, related party transactions	10,776	18,776	24,645
Alfonso R. bours, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	49	40	95
Purchases of property and other assets, related party transactions	187	307	428
Taxis aereos del noroeste, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	42	28	1,013
Amounts receivable, related parties transactions	0	0
Amounts payable, related party transactions	307	20	68
Leases as lessee, related party transactions	24,971	8,368	7,854
Alimentos Kowi, S.A. de C.V.
Revenue [abstract]
Revenue from sale of goods, related party transactions	934
Amounts receivable, related parties transactions	337	0
Purchases of goods, related party transactions	907
Amounts payable, related party transactions	2	0
Sonora Agropecuaria, S.A. DE C.V.
Revenue [abstract]
Revenue from sale of goods, related party transactions	178,624
Amounts receivable, related parties transactions	12,494	0
Purchases of goods, related party transactions	3,374
Amounts payable, related party transactions		0
Pulmex 2000, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	20,667	37,794	26,700
Amounts payable, related party transactions	3,976	5,227	8,138
Qualyplast, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	244	230	95
Amounts payable, related party transactions		41
Llantas y Accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	4,213	3,374	4,207
Purchases of property and other assets, related party transactions	38,947	38,581	35,225
Autos y Tractores de Culiacan, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	149	1,486	79
Purchases of property and other assets, related party transactions	11,519	17,671	14,037
Camiones y Tractocamiones de Sonora, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	149	216	172
Purchases of property and other assets, related party transactions	270,968	19,490	85,448
Agencia MX-5, S.A de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	9	7	4
Purchases of property and other assets, related party transactions	904	47	15
Cajeme Motors S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	89	5	1
Purchases of property and other assets, related party transactions	$ 183	$ 30	$ 29